Segment and corporate information - Geographic Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment and corporate information
Revenue from external customers	€ 19,453,617	€ 19,398,017	€ 17,618,685
Long-lived assets	24,242,403	26,539,796	25,288,572
Germany
Segment and corporate information
Revenue from external customers	484,238	487,281	511,390
Long-lived assets	2,053,635	1,517,741	1,478,579
United States
Segment and corporate information
Revenue from external customers	13,506,250	13,380,091	11,956,116
Long-lived assets	18,932,918	20,833,093	19,560,616
Rest of the World
Segment and corporate information
Revenue from external customers	5,463,129	5,530,645	5,151,179
Long-lived assets	€ 3,255,850	€ 4,188,962	€ 4,249,377